Warrants - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details)		12 Months Ended
		Jun. 30, 2026 ¥ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 ¥ / shares shares	Feb. 28, 2025
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average remaing term (years), Outstanding		3 years 8 months 1 day
Number of warrants, Issued | shares
Weighted average exercise price, Issued	[1]
Weighted average remaining term (years), Issued			¥ 5
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised	[1]
Number of warrants, Forfeited or expired | shares
Weighted average exercise price, Forfeited or expired	[1]
Number of RSUs, Exercisable Ending | shares		140,000
Weighted Average Grant Date Fair Value, Exercisable Ending	[1]	¥ 500
Warrant [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of RSUs, Outstanding (in Shares) | shares		140,000
Weighted average exercise price, Outstanding Beginning	[1]	¥ 500
Weighted average remaing term (years), Outstanding			5 years
Number of warrants, Issued | shares			140,000
Weighted average exercise price, Issued	[1]		¥ 500
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised	[1]
Number of warrants, Forfeited or expired | shares
Weighted average exercise price, Forfeited or expired	[1]
Number of RSUs, Exercisable Ending | shares			140,000
Weighted Average Grant Date Fair Value, Exercisable Ending	[1]		¥ 500
Fair Value, Inputs, Level 3 [Member] | Exercise price [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	[1]				500
Fair Value, Inputs, Level 3 [Member] | Stock price [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	[1]				376
Fair Value, Inputs, Level 3 [Member] | Expected life of the warrants (in years) [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs					3.67
Fair Value, Inputs, Level 3 [Member] | Risk free rate [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs					0.04
Fair Value, Inputs, Level 3 [Member] | Dividend yield [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs
Fair Value, Inputs, Level 3 [Member] | Volatility [Member]
Schedule of Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs					0.5443

[1]	The prices presented in the table were retrospectively adjusted to reflect the 2026 Reverse Share Split.